PIMCO Funds

Supplement Dated September 28, 2012 to the

Strategic Markets Funds Institutional Class, Class P, Administrative Class and Class D

Prospectus and Strategic Markets Funds Class A, Class B, Class C and Class R Prospectus

(each dated July 31, 2012), each as supplemented from time to time (the “Prospectuses”)

Disclosure Related to the PIMCO Global Multi-Asset Fund (the “Fund”)

Effective October 1, 2012, the Fund’s portfolio will be jointly managed by Mohamed El-Erian, Saumil Parikh, Curtis Mewbourne and Vineer Bhansali. Therefore, effective October 1, 2012, the paragraph in the “Investment Adviser/Portfolio Manager” section in the Fund’s Fund Summary in the Prospectuses is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is jointly managed by Mohamed El-Erian, Saumil Parikh, Curtis Mewbourne and Vineer Bhansali. All are Managing Directors of PIMCO. Dr. El-Erian and Mr. Parikh are members of PIMCO’s Investment Committee. Dr. El-Erian is also the Chief Executive Officer and Co-Chief Investment Officer of PIMCO. Dr. El-Erian, Mr. Mewbourne and Dr. Bhansali have managed the Fund since its inception in October 2008. Mr. Parikh has managed the Fund since October 2012. Dr. El-Erian is responsible for strategic portfolio oversight. Mr. Parikh is responsible for overall portfolio construction. Mr. Mewbourne focuses on developing alpha strategies, and Dr. Bhansali focuses on developing risk management strategies.

In addition, effective October 1, 2012, the following disclosure is added to the table in the “Management of the Funds—Individual Portfolio Managers” section of the Prospectuses:

Fund	Portfolio Manager	Since	Recent Professional Experience
PIMCO Global Multi- Asset**	Saumil Parikh	10/12

Managing Director, PIMCO. Mr. Parikh joined PIMCO in 2000, and is a generalist portfolio manager. He is head of macroeconomic research for North America and also serves as a member of the short-term mortgage and global specialist portfolio management teams. Prior to joining PIMCO, he was a financial economist and market strategist at UBS Warburg.

Additionally, effective October 1, 2012, the footnote to the above table pertaining to the portfolio managers of the Fund is deleted and replaced with the following:

**

Dr. El-Erian is responsible for strategic portfolio oversight for the PIMCO Global Multi-Asset Fund. Mr. Parikh is responsible for overall portfolio construction. Mr. Mewbourne focuses on developing alpha strategies, and Dr. Bhansali focuses on developing risk management strategies.

Investors Should Retain This Supplement for Future Reference

PIMCO_SUPP1_100112

PIMCO Funds

Supplement dated September 28, 2012 to the

Statement of Additional Information dated July 31, 2012,

as supplemented from time to time (the “SAI”)

Disclosure Related to the PIMCO Global Multi-Asset Fund (the “Fund”)

Effective October 1, 2012, the Fund’s portfolio will be jointly managed by Mohamed El-Erian, Saumil Parikh, Curtis Mewbourne and Vineer Bhansali. Therefore, effective October 1, 2012, the following disclosure is added to the table in the “Portfolio Managers—Other Accounts Managed” section of the SAI:

	Total Number of Accounts	Total Assets of All Accounts (in $millions)	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee (in $millions)
Parikh[26]
Registered Investment Companies	12	$5,297.30	0	N/A
Other Pooled Investment Vehicles	17	$3,120.37	1	$609.76
Other Accounts	88	$43,932.00	7	$4,406.48
[26]	Effective October 1, 2012, Mr. Parikh co-manages the PIMCO Global Multi-Asset Fund, which had $5,728.4 million in total assets under management as of July 31, 2012.

In addition, effective October 1, 2012, the following sentences are added to the end of the paragraph immediately preceding the above table:

Effective October 1, 2012, Saumil Parikh is a co-portfolio manager of the PIMCO Global Multi-Asset Fund. Information pertaining to accounts managed by Mr. Parikh is as of August 31, 2012.

Additionally, effective October 1, 2012, the following disclosure is added to the table in the “Portfolio Managers—Securities Ownership” section of the SAI:

Portfolio Manager	Funds Managed by Portfolio Manager	Dollar Range of Shares Owned
Parikh[5]	PIMCO Global Multi-Asset	None

(5)	Effective October 1, 2012, Mr. Parikh is a co-portfolio manager of the PIMCO Global Multi-Asset Fund. Information pertaining to Mr. Parikh is as of June 30, 2012.

Investors Should Retain This Supplement For Future Reference

PIMCO_SUPP2_100112